UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04518)

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$500,000	$370,610
5 1/4s, 6/1/32	BBB+/F	2,050,000	1,615,236
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	998,360
			2,984,206

Massachusetts (89.6%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	1,694,759
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	3,695,000	3,700,284
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13	AA+	6,350,000	6,816,979
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AA+	2,100,000	2,256,891
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aa3	1,750,000	1,845,358
MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,975,000	3,521,656
Ser. A, 5s, 7/1/31	AAA	2,500,000	2,731,100
MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa2	2,000,000	2,071,260
(Construction Loan), Ser. A, 5s, 8/1/27	Aa2	2,000,000	2,161,080
MA State Rev. Bonds (Single Fam.), Ser. 134, 5.45s,
12/1/28	Aa2	3,190,000	3,202,920
MA State College Bldg. Auth. Rev. Bonds
Ser. B, NATL, 7s, 5/1/16	Aa2	1,340,000	1,683,482
Ser. B, XLCA, 5 1/2s, 5/1/28	A1	4,000,000	4,436,760
Ser. A, AGO, 5s, 5/1/28	AAA	2,270,000	2,398,891
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	593,412
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,461,574
(Lasell College), 6 3/4s, 7/1/31	BB+/P	60,000	59,384
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,028,312
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,900,000	1,190,464
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	4,999,750
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	388,740
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,478,663
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,073,145
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	934,850
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	2,493,810
(Simmons College), Ser. H, XLCA, 5 1/4s, 10/1/33	Baa1	1,000,000	815,530
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	975,095
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,031,350
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,015,320
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AAA	2,000,000	2,065,240
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,101,471
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,159,480
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,600,695
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-/P	550,000	446,072
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB-/P	515,000	427,316
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AAA	2,000,000	745,720
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AAA	2,000,000	796,080
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,218,300
5s, 1/1/18	A-	580,000	594,622
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	950,000	1,004,739
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AA	3,625,000	3,621,774
MA State Hlth. & Edl. Fac. Auth. FRN, NATL, 7.997s,
7/1/18	AA-	9,000,000	8,861,670
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds

(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	1,000,000	763,710
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,174,000
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,306,864
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,421,450
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,
7/1/29	Ba2	1,000,000	809,900
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,372,441
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,215,983
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,002,520
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	153,317
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,004,570
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,995,000	1,867,958
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,413,813
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB-	2,600,000	2,242,812
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,275,261
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,096,160
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	AA-	1,030,000	982,363
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	AA-	1,000,000	953,750
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,813,635
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AAA	1,000,000	1,020,710
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A	3,000,000	2,930,580
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,575,475
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,719,300
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	876,950
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	534,555
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	522,265
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,500,000	2,645,800
(Berklee College of Music), Ser. A, 5s, 10/1/37	A+	750,000	722,588
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	634,500
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,023,150
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,850,183
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	750,000	576,578
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,580,528
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,184,514
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s,
10/1/26	AA-	2,000,000	2,052,660
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,571,148
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	906,903
MA State Hlth. & Edl. Fac. Auth. VRDN
(Museum of Fine Arts), Ser. A2, 0.13s, 12/1/37	VMIG1	3,400,000	3,400,000
(Northeastern U.), Ser. U, 0.13s, 10/1/22	VMIG1	3,400,000	3,400,000
MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser.
126, 4.7s, 6/1/38	Aa2	2,000,000	1,681,620
MA State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,015,060
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	135,150
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	BB-/P	1,500,000	1,404,825
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,176,118
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,855,236
MA State Port Auth. Rev. Bonds
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,408,112
Ser. C, FSA, 5s, 7/1/27	AAA	5,000,000	4,693,050
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,152,820
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, NATL, 5s, 7/1/27	AA-	2,500,000	2,343,425
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, FSA
5s, 8/15/26	AAA	6,000,000	6,282,420
5s, 8/15/23	AAA	5,000,000	5,371,800
5s, 8/15/20	AAA	2,000,000	2,198,160
5s, 8/15/17	AAA	5,000,000	5,601,850
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/22 (Prerefunded)	A2	2,000,000	2,261,040
5 1/4s, 1/1/20 (Prerefunded)	A2	3,000,000	3,391,560
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,537,280
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,230,480
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,080,590
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,943,224
MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Prerefunded)	AA+	5,500,000	6,739,810
Ser. A, NATL, 5s, 8/1/29	AA+	4,000,000	4,153,120
Ser. A, NATL, 5s, 8/1/29	AA+	3,225,000	3,401,472
Ser. A, NATL, 5s, 8/1/27	AA+	1,500,000	1,601,865
Ser. B, AMBAC, 5s, 8/1/26	AA+	2,000,000	2,153,280
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aa3	2,475,000	2,696,859
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AA+	1,000,000	1,028,260
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16 (Prerefunded)	A+	790,000	921,796
5 3/8s, 11/1/16	A+	210,000	235,059
			250,998,233

Puerto Rico (8.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,800,000	1,391,022
5 3/8s, 5/15/33	BBB	2,105,000	2,108,747
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa3	1,620,000	1,514,052
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	4,250,000	4,243,408
6s, 7/1/38	Baa3	1,250,000	1,254,125
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,334,219

Ser. SS, NATL, 5s, 7/1/15	AA-	1,610,000	1,709,192
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. L, AMBAC, 5 1/4s, 7/1/38	A	3,250,000	2,852,330
Ser. I, FGIC, 5s, 7/1/25	BBB	3,000,000	2,739,450
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,500,000	1,569,060
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	623,138
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	2,250,000	2,354,198
			23,692,941
TOTAL INVESTMENTS

Total investments (cost $272,685,702) (b)			$277,675,380

NOTES

(a) Percentages indicated are based on net assets of $280,169,975.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $272,685,702, resulting in gross unrealized appreciation and depreciation of $11,640,545 and $6,650,867, respectively, or net unrealized appreciation of $4,989,678.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Education	24.0%
Healthcare	18.4
Utilities	16.2
Limited Tax	10.4

The fund had the following insurance concentration greater than 10% at August 31, 2009 (as a percentage of net assets):

NATL	10.8%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$277,675,380	$--

Totals by level	$--	$277,675,380	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009